T. ROWE PRICE HEALTH CARE ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
HEALTH CARE 99.2%
Biotechnology 33.2%
89bio (1)	2,047	30
AbbVie	3,385	784
Alnylam Pharmaceuticals (1)	55	25
Apogee Therapeutics (1)	1,346	53
Applied Therapeutics (1)	130,473	79
Arcellx (1)	2,471	203
Ascendis Pharma, ADR (1)	1,089	216
Avidity Biosciences (1)	863	38
Bicara Therapeutics (1)	2,635	42
Biogen (1)	1,061	149
BioNTech, ADR (1)	1,079	106
Black Diamond Therapeutics (1)	29,039	110
Cabaletta Bio (1)	33,114	77
Caris Life Sciences (1)	1,161	35
CRISPR Therapeutics (1)	475	31
Cytokinetics (1)	6,156	338
Denali Therapeutics (1)	3,936	57
Dyne Therapeutics (1)	6,470	82
Erasca (1)	33,016	72
Exact Sciences (1)	1,402	77
Gilead Sciences	4,229	469
Immatics (1)	17,218	147
Immucore Holdings, ADR (1)	2,716	99
Immunome (1)	3,096	36
Immunovant (1)	3,149	51
Ionis Pharmaceuticals (1)	1,326	87
Iovance Biotherapeutics (1)	12,638	27
Jasper Therapeutics (1)	5,370	13
Jasper Therapeutics, Warrants, 3/22/30 (1)(2)	5,370	6
Kymera Therapeutics (1)	303	17
Metsera (1)	1,564	82
Moderna (1)	851	22
Nurix Therapeutics (1)	3,168	29
Prime Medicine (1)	9,047	50
Regeneron Pharmaceuticals	435	245
REVOLUTION Medicines (1)	453	21
Roivant Sciences (1)	2,563	39
Sarepta Therapeutics (1)	4,789	92
Soleno Therapeutics (1)	453	31
Tango Therapeutics (1)	7,452	63
uniQure (1)	977	57

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
Vaxcyte (1)	1,997	72
Veracyte (1)	450	15
Xenon Pharmaceuticals (1)	1,150	46
		4,420
Health Care Equipment & Supplies 22.2%
Abbott Laboratories	4,969	665
Alcon	410	31
Align Technology (1)	178	22
Becton Dickinson & Company	2,428	454
Cooper (1)	1,821	125
Dexcom (1)	2,087	140
Edwards Lifesciences (1)	2,506	195
Enovis (1)	1,078	33
GE HealthCare Technologies	742	56
Haemonetics (1)	476	23
Hologic (1)	1,968	133
ICU Medical (1)	198	24
Insulet (1)	76	23
Intuitive Surgical (1)	1,095	490
Masimo (1)	673	99
Medtronic	1,375	131
Novocure (1)	4,779	62
Outset Medical (1)	2,326	33
Penumbra (1)	95	24
PROCEPT BioRobotics (1)	783	28
QuidelOrtho (1)	961	28
RxSight (1)	416	4
Steris	132	33
Stryker	216	80
Teleflex	246	30
		2,966
Health Care Providers & Services 16.0%
Alignment Healthcare (1)	1,184	21
Cardinal Health	620	97
Cencora	579	181
CVS Health	3,410	257
GeneDx Holdings (1)	107	12
Humana	578	150
McKesson	232	179
Molina Healthcare (1)	627	120
Oscar Health, Class A (1)	3,000	57
UnitedHealth Group	3,073	1,061
		2,135

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Technology 0.1%
Schrodinger (1)	588	12
		12
Life Sciences Tools & Services 8.8%
Agilent Technologies	1,719	221
Avantor (1)	4,087	51
Bruker	1,482	48
Danaher	2,318	459
Maravai LifeSciences Holdings, Class A (1)	2,752	8
Mettler-Toledo International (1)	122	150
Stevanato Group	775	20
Thermo Fisher Scientific	329	160
West Pharmaceutical Services	226	59
		1,176
Pharmaceuticals 18.9%
Amylyx Pharmaceuticals (1)	2,741	37
AstraZeneca, ADR	1,141	88
ATAI Life Sciences (1)	3,807	20
Elanco Animal Health (1)	17,141	345
Eli Lilly	2,361	1,801
Rapport Therapeutics (1)	2,547	76
Sanofi, ADR	2,489	117
Teva Pharmaceutical Industries, ADR (1)	1,468	30
		2,514
Total Health Care		13,223
Total Common Stocks (Cost $12,315)		13,223
PREFERRED STOCKS 0.2%
HEALTH CARE 0.2%
Life Sciences Tools & Services 0.2%
Sartorius (EUR)	106	25
Total Health Care		25
Total Preferred Stocks (Cost $25)		25

T. ROWE PRICE HEALTH CARE ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 4.09% (3)	83,254	83
Total Short-Term Investments (Cost $83)		83
Total Investments in Securities 100.0% of Net Assets (Cost $12,423)		$13,331
Other Assets Less Liabilities (0.0%)		(1)
Net Assets 100.0%		$13,330

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Level 3 in fair value hierarchy.
(3)	Seven-day yield
ADR	American Depositary Receipts
EUR	Euro
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH CARE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Health Care ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE HEALTH CARE ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,217	$—	$6	$13,223
Preferred Stocks	—	25	—	25
Short-Term Investments	83	—	—	83
Total	$13,300	$25	$6	$13,331
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE HEALTH CARE ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1194-054Q3
09/25